Barclays PLC (the Parent company) - Total equity (Narrative) (Details) £ in Millions, shares in Millions, $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2022 GBP (£) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 SGD ($) shares	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Disclosure of transactions between related parties [line items]
Equity		£ 69,260			£ 70,041	£ 66,882	£ 65,660
Repurchase of shares		1,508			1,200
Called up share capital and share premium
Disclosure of transactions between related parties [line items]
Equity	[1]	4,373			4,536	4,637	4,594
Repurchase of shares	[1]	233			161
AT1 securities issuance		0			0
Reduction of issued capital		0			0
Other equity instruments
Disclosure of transactions between related parties [line items]
Equity	[1]	13,284			12,259	11,172	10,871
Repurchase of shares		0			0
AT1 securities issuance		3,158			1,078
Reduction of issued capital		2,126			0
Barclays PLC
Disclosure of transactions between related parties [line items]
Equity		57,667			57,837	54,872	56,467
Repurchase of shares		1,508			1,200
Barclays PLC | Called up share capital and share premium
Disclosure of transactions between related parties [line items]
Equity		£ 4,373			4,536	4,637	4,594
Number of shares repurchased | shares		931	931	931
Repurchase of shares		£ 233			161
Barclays PLC | Other equity instruments
Disclosure of transactions between related parties [line items]
Equity		13,250			£ 12,241	£ 11,169	£ 10,865
Barclays PLC | AT1 Securities
Disclosure of transactions between related parties [line items]
AT1 securities issuance		1,250	$ 2,000	$ 450
Reduction of issued capital		£ 1,000	$ 1,500

[1]	For further details refer to Note 28.